Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2021
Inventories, Net
Schedule of Inventory, Current

The following table sets forth inventories, net, which are stated at the lower of cost (specific cost and first-in, first-out) and net realizable value (in thousands):

	June 30,	December 31,
	2021	2020
Editorial and other pre-publication costs	$161	$298
Merchandise finished goods	18,102	11,490
Total	$18,263	$11,788